30-Nov-2012
Principal Note
Payment Factor
0.00 0.000000
48,019,112.71 0.818534
0.00 1.000000
0.00 1.000000
48,019,112.71
Interest & Principal
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Amounts in USD
Dates
Collection Period No. 9
Collection Period (from... to) 1-Nov-2012 30-Nov-2012
Determination Date
13-Dec-2012
Record Date 14-Dec-2012
Payment Date 17-Dec-2012
Interest Period of the Class A-1 Notes (from... to) 15-Nov-2012 17-Dec-2012 Actual/360 Days 32
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Nov-2012 15-Dec-2012 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 345,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 495,000,000.00 453,193,262.50 405,174,149.79 97.008309
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00 0.000000
Total Note Balance
1,430,264,000.00
1,043,457,262.50
995,438,149.79
Overcollateralization 267,379,474.41 305,575,825.39 305,575,825.39
Total Securitization Value
1,697,643,474.41
1,349,033,087.89
1,301,013,975.18
present value of lease payments 697,529,576.24 414,303,403.27 383,351,211.92 present value of Base Residual Value 1,000,113,898.17 934,729,684.62 917,662,763.26
Amount Percentage
Initial Overcollateralization Amount 267,379,474.41 15.75%
Target Overcollateralization Amount 305,575,825.39 18.00%
Current Overcollateralization Amount 305,575,825.39 18.00%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount Payment per $1000 Face Amount
Class A-1 Notes
0.343780% 0.00 0.000000 0.00 0.000000
Class A-2 Notes 0.660000% 249,256.29 0.503548 48,268,369.00 97.511857
Class A-3 Notes
0.880000% 358,600.00 0.733333 358,600.00 0.733333
Class A-4 Notes 1.070000% 90,293.73 0.891667 90,293.73 0.891667
Total
698,150.02
$48,717,262.73
Collection Period Ended
Available Funds
Distributions
Lease Payments Received 31,373,504.59 (1) Total Servicing Fee 1,124,194.24
Net Sales Proceeds-early terminations (including Defaulted Leases) Nonrecoverable Advances to the Servicer 0.00
Net Sales Proceeds-scheduled terminations
5,734,052.07
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Excess wear and tear included in Net Sales Proceeds 10,107.95 (3) Interest Distributable Amount Class A Notes 698,150.02
Excess mileage included in Net Sales Proceeds 123,389.01 (4) Priority Principal Distribution Amount 0.00
Subtotal
59,856,840.52 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount 48,019,112.71
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings
3,259.93
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Total Available Collections
59,860,100.45 (9) Excess Collections to Certificateholders 10,018,643.48
Reserve Account Draw Amount 0.00
Total Distribution
59,860,100.45
Total Available Funds
59,860,100.45
Distribution Detail
Amount Due Amount Paid Shortfall
Total Servicing Fee 1,124,194.24 1,124,194.24 0.00
Total Trustee Fee
0.00
Monthly Interest Distributable Amount 698,150.02 698,150.02 0.00
thereof on Class A-1 Notes
0.00 0.00 0.00
thereof on Class A-2 Notes 249,256.29 249,256.29 0.00
thereof on Class A-3 Notes 358,600.00 358,600.00 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
Interest Carryover Shortfall Amount
0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 698,150.02 698,150.02 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
Regular Principal Distribution Amount 48,019,112.71 48,019,112.71 0.00
Principal Distribution Amount 48,019,112.71 48,019,112.71 0.00
0.00 0.00
22,749,283.86
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 448.67
minus Net Investment Earnings 448.67
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 8,488,217.37
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 448.67
Net Investment Earnings on the Exchange Note
Collection Account
2,811.26
Investment Earnings for the Collection Period
3,259.93
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 1,697,643,474.41 45,053
Securitization Value beginning of Collection Period 1,349,033,087.89 40,180
Principal portion of lease payments
22,720,051.54
Terminations- Early 17,277,860.88
Terminations- Scheduled 4,645,392.09
Repurchase Payment (excluding interest) 0.00
Gross Losses 3,375,808.20
Securitization Value end of Collection Period 1,301,013,975.18 39,256
Pool Factor 76.64%
As of Cutoff Date Current
Weighted Average Securitization Rate 6.66% 6.63%
Weighted Average Remaining Term (months) 25.04 16.38
Weighted Average Seasoning (months)
12.37 20.89
Aggregate Base Residual Value 1,139,551,610.25 997,112,881.27
Cumulative Turn-in Ratio 69.41%
Proportion of base prepayment assumption realized life to date 111.84%
Actual lifetime prepayment speed 0.67%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current 1,296,842,620.94 39,139 99.68%
31-60 Days Delinquent 2,896,494.94 86 0.22%
61-90 Days Delinquent 868,679.52 21 0.07%
91-120 Days Delinquent 406,179.78 10 0.03%
Total 1,301,013,975.18 39,256 100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 2,232,651.29
Less Liquidation Proceeds 2,294,718.85
23,066,409.88
Less Recoveries 266,821.95
Current Net Credit Loss / (Gain) (328,889.51)
Cumulative Net Credit Loss / (Gain)
(146,239.40)
27,161,835.16
Current Residual Loss / (Gain)
(4,095,425.28)
Cumulative Residual Loss / (Gain) (30,066,059.41)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.009%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(1.771%)
Less sales proceeds and other payments received during
Collection Period